Exhibit 99.1

Distribution Date: 05/12/2014	GS Mortgage Securities Trust 2011-GC5
Determination Date: 05/06/2014	Commercial Mortgage Pass-Through Certificates,
Series 2011-GC5

CONTACT INFORMATION

Depositor	GS Mortgage Securities Corporation II
200 West Street
New York, NY 10282

Master Servicer	Wells Fargo Bank, N.A.
1901 Harrison Street
Oakland, CA 94612

Special Servicer	Torchlight Loan Services, LLC
230 Park Avenue
12th Floor
New York, NY 10169

Operating Advisor	Pentalpha Surveillance LLC.
375 North French Road, Suite 100
Amherst, NY 14228

CONTENTS

Distribution Summary	2

Distribution Summary (Factors)	3

Interest Distribution Detail	4

Principal Distribution Detail	5

Reconciliation Detail	6

Other Information	7

Stratification Detail	8

Mortgage Loan Detail	11

NOI Detail	14

Delinquency Loan Detail	17

Appraisal Reduction Detail	19

Loan Modification Detail	21

Specially Serviced Loan Detail	23

Unscheduled Principal Detail	25

Liquidated Loan Detail	27

CREFC Legends	29

Deal Contact:	Cirino Emanuele	Citibank, N.A.
	cirino.emanuele@citi.com	Agency and Trust
	Tel: (212)-816-5614	388 Greenwich Street, 14th Floor
	Fax: (212)-816-5527	New York, NY 10013

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